Loans and Financings (Tables)	12 Months Ended
Dec. 31, 2017
Loans and financings
Schedule of analysis of the loans and financings

		Current		Non-current		Total		Fair value
Type	Average annual charges	2017	2016	2017	2016	2017	2016	2017	2016
Eurobonds - USD	5.19% fixed USD	8,778	4,054	1,032,664	343,000	1,041,442	347,054	1,120,901	342,156
Debt with banks	LIBOR 3M + 2.57% /LIBOR 6M + 2.51%	435	24,038	199,179	662,743	199,614	686,781	214,293	712,371
BNDES	TJLP + 2.68% / 4.74% fixed BRL / SELIC + 2.78% / UMBNDES + 2.44%	19,795	32,619	73,653	67,672	93,448	100,291	85,969	86,908
Debentures	107.77% CDI	8,885	504	32,403	3,822	41,288	4,326	41,405	4,235
Export credit note	118.00% CDI / LIBOR 3M + 1.85%	1,102	—	61,622	—	62,724	—	64,058	—
FINEP	TJLP + 0.68%	677	682	2,062	2,743	2,739	3,425	2,640	3,038
FINAME	4.59% fixed BRL	398	407	1,383	1,804	1,781	2,211	1,604	1,828
Other	5,93% fixed USD	771	297	3,492	—	4,263	297	4,262	349

		40,841	62,601	1,406,458	1,081,784	1,447,299	1,144,385	1,535,132	1,150,885

Current portion of long term loans and financing (principal)		28,019	57,137
Interest on loans and financing		12,822	5,464

		40,841	62,601

Schedule of maturity profile of the loans and financings

The maturity profile of loans and financing at December 31, 2017, was as follows:

	Principal amount
	2018	2019	2020	2021	2022	2023	2024	As from 2025	Total
Eurobonds - USD	—	—	—	—	—	343,000	—	700,000	1,043,000
Debt with banks	—	31,111	84,444	84,444	—	—	—	—	199,999
BNDES	19,732	23,379	16,288	12,703	9,500	5,284	3,067	4,251	94,204
Debentures	8,119	8,119	8,119	8,119	8,119	—	—	—	40,595
Export credit note	—	—	61,623	—	—	—	—	—	61,623
FINEP	669	669	669	669	56	—	—	—	2,732
FINAME	395	392	374	315	231	70	1		1,778
Other	772	818	866	918	889	—	—	—	4,263

	29,687	64,488	172,383	107,168	18,795	348,354	3,068	704,251	1,448,194

	Interest accrual and costs
	2018	2019	2020	2021	2022	2023	2024	As from 2025	Total
Eurobonds - USD	8,778	(1,177)	(1,227)	(1,280)	(1,337)	(1,172)	(1,160)	(2,983)	(1,558)
Debt with banks	435	(281)	(281)	(258)	—	—	—	—	(385)
BNDES	63	(225)	(179)	(165)	(109)	(60)	(34)	(47)	(756)
Debentures	767	(31)	(25)	(9)	(9)	—	—	—	693
Export credit note	1,101	—	—	—	—	—	—	—	1,101
FINEP	7	—	—	—	—	—	—	—	7
FINAME	3	—	—	—	—	—	—	—	3
Other	—	—	—	—	—	—	—	—

	11,154	(1,714)	(1,712)	(1,712)	(1,455)	(1,232)	(1,194)	(3,030)	(895)

	Total
	2018	2019	2020	2021	2022	2023	2024	As from 2025	Total
Eurobonds - USD	8,778	(1,177)	(1,227)	(1,280)	(1,337)	341,828	(1,160)	697,017	1,041,442
Debt with banks	435	30,830	84,163	84,186	—	—	—	—	199,614
BNDES	19,795	23,154	16,109	12,538	9,391	5,224	3,033	4,204	93,448
Debentures	8,886	8,088	8,094	8,110	8,110	—	—	—	41,288
Export credit note	1,101	—	61,623	—	—	—	—	—	62,724
FINEP	676	669	669	669	56	—	—	—	2,739
FINAME	398	392	374	315	231	70	1	—	1,781
Other	772	818	866	918	889	—	—	—	4,263

	40,841	62,774	170,671	105,456	17,340	347,122	1,874	701,221	1,447,299

	4%	4%	12%	7%	1%	24%	0%	48%	100%

Schedule of movements in loans and financings

	2017	2016
Balance at the beginning of the year	1,144,385	1,056,210
Payments	(537,254)	(483,100)
New loans and financing	837,819	550,966
Exchange variation	(2,873)	17,834
Interest accrual	69,481	38,511
Interest paid	(57,038)	(35,689)
Addition of borrowing fees, net of amortization	(7,221)	(347)

Balance at the end of the year	1,447,299	1,144,385

Schedule of analysis of the loans and financings, by currency

	Current		Non-current		Total
	2017	2016	2017	2016	2017	2016
US Dollar	13,260	31,496	1,272,223	1,013,988	1,285,483	1,045,484
Real	27,471	28,170	134,235	66,954	161,706	95,124
Currency basket	110	2,935		842	110	3,777

	40,841	62,601	1,406,458	1,081,784	1,447,299	1,144,385

Schedule of analysis of the loans and financings, by index

	Current		Non-current		Total
	2017	2016	2017	2016	2017	2016
Fixed rate	11,192	6,466	1,038,459	346,997	1,049,651	353,463
LIBOR	610	24,037	230,573	662,743	231,183	686,780
TJLP	12,509	23,078	35,341	41,632	47,850	64,710
UMBNDES	3,211	6,042	5,496	9,087	8,707	15,129
CDI	9,811	504	62,632	3,822	72,443	4,326
BNDES Selic	3,508	2,474	33,957	17,503	37,465	19,977

	40,841	62,601	1,406,458	1,081,784	1,447,299	1,144,385